Reconciliation of Financial Statements to Form 5500- Reconciliation of Net Assets Available for Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Before Plan Transfer [Abstract]
Net increase in net assets available for plan benefits per financial statements	$ 114,356,146	$ 44,373,817
Prior year accrued administrative expenses	(107,500)	(99,355)
Prior year adjustment from contract value to fair value for fully-benefit responsive contracts	2,982,545	3,255,802
Net increase in net assets available for plan benefits per Form 5500	112,065,463	48,190,035
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits	1,108,708,164	994,352,018
Employer contributions receivable	(10,272,001)	(6,460,527)
Accrued administrative expenses	113,153	107,500
Adjustment from contract value to fair value for fully-benefit responsive investment contracts	(1,467,407)	(2,982,545)
Net assets available for plan benefits per Form 5500	1,097,081,909	985,016,446
EBP, Before Plan Transfer [Abstract]
Prior year employer contributions receivable	6,460,527	9,995,343
Current year employer contributions receivable	(10,272,001)	(6,460,527)
Current year accrued administrative expenses	113,153	107,500
Current year adjustment from contract value to fair value for fully-benefit responsive contracts	$ (1,467,407)	$ (2,982,545)